LEASES - (Lessor) Future Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Less than one year	$ 80	$ 107
One to two years	9	76
Two to three years	10	9
Three to four years	10	10
Four to five years	10	10
More than five years	45	55
Total payments to be received	$ 164	$ 267